Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (6)	Net Income (Loss) (7) ($000’s)
2024	$528,600	$450,240	$474,009	$447,889	$58	$7,851
2023	634,035	391,680	659,815	403,250	24	(48,674)
2022	683,925	516,120	639,958	476,043	44	5,432

Company Selected Measure Name		adjusted EBITDA	adjusted EBITDA	adjusted EBITDA
PEO Total Compensation Amount	[1],[2]	$ 528,600	$ 634,035	$ 683,925
PEO Actually Paid Compensation Amount	[3]	$ 450,240	391,680	516,120
Adjustment To PEO Compensation, Footnote [Text Block]

The following table reflects the adjustments made to SCT total compensation to compute CAP for the position of PEO and average CAP for our other NEOs.

	PEO
Year	SCT Total	Equity Deductions From SCT Total	CAP of Equity Vesting During FY (a)	CAP of Unvested Equity at FYE (b)	Compensation Actually Paid
2024	$528,600	$(219,600)	$141,240	$-	$450,240
2023	634,035	(325,035)	4,320	78,360	391,680
2022	683,925	(374,925)	(66,195)	273,315	516,120

	Non-PEO NEOs
Year	SCT Total	Average Equity Deductions from SCT Total (a)	Average CAP of Equity Vesting During FY (b)	Average CAP of Unvested Equity at FYE (c)	Average Compensation Actually Paid
2024	$474,009	$(214,248)	$188,128	$-	$447,889
2023	659,815	(299,955)	4,210	39,180	403,250
2022	639,958	(349,425)	(62,835)	248,345	476,043

a)	The amount in these columns represent the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report outstanding equity awards at the fiscal year-end. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at the time of the award).

b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

c)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; and (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

Non-PEO NEO Average Total Compensation Amount		$ 474,009	659,815	639,958
Non-PEO NEO Average Compensation Actually Paid Amount		$ 447,889	403,250	476,043
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount		$ 58	24	44
Net Income (Loss) Attributable to Parent		$ 7,851,000	(48,674,000)	5,432,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited consolidated financial statements for the applicable year. While the Company does not use net income (loss) as a performance measure in its executive compensation program, the measure of net income (loss) is correlated with the measure of adjusted EBITDA (a non-GAAP measure) which the Company uses when setting goals in the Company’s incentive compensation program.

PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 528,600	634,035	683,925
PEO Actually Paid Compensation Amount		450,240	391,680	516,120
PEO [Member] | Equity Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(219,600)	(325,035)	(374,925)
PEO [Member] | CAP of Equity Vesting During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	141,240	4,320	(66,195)
PEO [Member] | CAP of Unvested Equity at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		78,360	273,315
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		474,009	659,815	639,958
Non-PEO NEO Average Compensation Actually Paid Amount		447,889	403,250	476,043
Non-PEO NEO [Member] | Equity Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(214,248)	(299,955)	(349,425)
Non-PEO NEO [Member] | CAP of Equity Vesting During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	188,128	4,210	(62,835)
Non-PEO NEO [Member] | CAP of Unvested Equity at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		$ 39,180	$ 248,345

[1]	A. Hadi Chaudhry served as the PEO for the years 2022, 2023 and 2024.
[2]	Amounts in this column for 2023 and 2024 represent the “Total” column set forth in the SCT on page 13. See the footnotes to the SCT for further detail regarding the amounts in these columns.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our consolidated financial statements under GAAP).
[4]	The amount in these columns represent the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report outstanding equity awards at the fiscal year-end. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at the time of the award).
[5]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).
[6]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; and (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.